UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08191

Name of Fund: Bullfinch Fund, Inc.

Fund Address: 1370 Pittsford Mendon Road
              Mendon, New York  14506

Name and address of agent for service: Christopher Carosa, President,
        Bullfinch Fund, Inc., 1370 Pittsford Mendon Road,
        Mendon, New York  14506
        Mailing address: 1370 Pittsford Mendon Road
        Mendon, New York  14506

Registrant's telephone number, including area code: (585) 624-3150

Date of fiscal year end: 06/30/04

Date of reporting period: 07/01/03 - 6/30/04

Item 1 - Attach shareholder report
BULLFINCH FUND, INC.
1370 PITTSFORD MENDON ROAD
MENDON, NEW YORK 14506
(585) 624-3150
1-888-BULLFINCH
(1-888-285-5346)

Annual Report
June 30, 2004

Management's Discussion of Fund Performance

                                                              August 25, 2004
Dear Fellow Shareholders:

We are very proud to present the June 2004 Annual Report of the Bullfinch Fund, Inc. This report contains the audited financial statements for both the Unrestricted Series and the Western New York Series.

We have been very fortunate to experience above average investment performance over the last several years. While past performance can never guarantee future results, we believe our attention to downside risk has helped set us apart from our peers. This appears to be more apparent when focusing on long-term results, as we feel it should.

The biggest factors that may impact performance over the next year include both uncertainties relating to the national and geopolitical events as well as the turmoil within the mutual fund industry itself. With regard to the latter, it appears investor psychology will continue to be pessimistic heading into our presidential election. Any bad news on the geopolitical front - including a domestic terrorist attack - will only exasperate this negativity. In terms of behavioral finance, this excessive myopic reaction to recent events might suggest a buying opportunity. As such, we feel most of the gains in calendar 2004 will occur after the election.

The second matter is, interestingly enough, perhaps of more pertinence to every person who invests in any mutual fund. With the new compliance rules put in place in 2004, some mutual funds will be forced to change their business practices which may likely lead to increased expenses. Fortunately, the Bullfinch Fund has always tried its best to avoid some of these marketing tricks. So, when and if the SEC bans "Directed Brokerage" or "12(b)-1" fees, many other mutual funds will find it more costly - if not more difficult - to distribute their funds. We're happy to say we've purposely shunned these methods of distribution because we feel they may not be fair for current shareholders. As a result, when these rules change, the Bullfinch Fund - and its own shareholders - will not suffer. In addition to these rules, new fund governance rules - including the hiring of a Compliance Officer and an independent director - may also substantially increase expenses of some mutual funds. Again, fortunately, Carosa, Stanton & DePaolo - the investment adviser of the Bullfinch Fund - will continue to cap the expense ratio of the fund.

Be sure to track both our funds on your favorite internet site. The ticker of the Unrestricted Series is BUNRX and the ticker of the Western New York Series is BWNYX. We did this because shareholders wanted to follow the funds on the web.

We wish to thank our shareholders for expressing their confidence in us and wish you continued good fortune in the coming year.

Best Regards,
Bullfinch Fund, Inc.

Christopher Carosa, CTFA
President









UNRESTRICTED SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2004
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton South Road
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Unrestricted Series (a series within the Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2004, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with The Public Company Accounting Oversight Board Standards (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2004, and the results of its operations, the change in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles in the United States of America.

The financial statements and financial highlights of the Unrestricted Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2003 and 2002 were audited by other auditors whose reports dated August 13, 2003 and August 15, 2002, respectively, expressed an unqualified opinion on those statements.



/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
July 21, 2004










UNRESTRICTED SERIES
(A SERIES WITHIN THE BULLFINCH FUND, INC.)

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004



ASSETS

Investments in Securities, at Fair Value,
  Identified Cost of $2,956,801               $3,665,795

Cash                                             271,446

Accrued Interest and Dividends                     5,467

Prepaid Expenses                                   3,444
                                              ----------
Total Assets                                  $3,946,152
                                              ==========

LIABILITIES AND NET ASSETS

LIABILITIES

Accounts Payable                              $   13,859
                                              ----------

NET ASSETS

Net Assets (Equivalent to $14.49/share based
On 271,338.635 shares of stock outstanding)   $3,932,293
                                              ----------

Total Liabilities and Net Assets              $3,946,152
                                              ==========
COMPOSITION OF NET ASSETS

Shares of Common Stock - Par Value $.01;
   10,000,000 Shares Authorized,
   271,338.635 Shares Outstanding             $3,332,819

Accumulated Net Investment Loss                 (109,520)

Net Unrealized Appreciation on Investments       708,994
                                              ----------
Net Assets at June 30, 2004                   $3,932,293
                                              ==========
        The accompanying notes are an integral part of these statements.















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2004

                                                 Historical
Common Stocks - 100%                   Shares       Cost         Value


Banking and Finance - 9.3%
   BISYS Group Inc.                     6,300  $  83,378    $  88,578
   Fiserv, Inc.                         3,000     75,229      116,670
   National City Corp.                  2,200     55,431       77,022
   Trustco Bank Corp NY                 4,400     47,300       57,640
                                               ---------    ---------
                                                 261,338      339,910
Computers - Software - 8.1%
   Microsoft Corp.                      3,850     97,289      109,956
   Oracle                               5,500     63,140       65,615
   Synopsis, Inc.                       4,300     99,496      122,249
                                               ---------    ---------
                                                 259,925      297,820
Pharmaceuticals - 6.8%
   Mylan Laboratories Inc.              5,400    110,246      109,350
   Pharmaceutical Product               4,400    114,092      139,788
                                               ---------    ---------
                                                 224,338      249,138
Food & Beverages - 6.1%
   Conagra Foods, Inc.                  4,100     89,953      111,028
   Sensient Technologies                5,300    110,829      113,844
                                               ---------    ---------
                                                 200,782      224,872
Medical Products and Supplies - 6.0%
   Polymedica Corporation               3,200     83,194       99,328
   Serologicals Corp.                   6,000     79,732      119,940
                                               ---------    ---------
                                                 162,926      219,268
Insurance - 5.5%
   AmerUs Group Co. CL A                3,000     91,169      124,200
   Gallagher Arthur J & Co.             2,600     79,638       79,170
                                               ---------    ---------
                                                 170,807      203,370
Electrical Equipment - 5.4%
   Corning Inc.                         9,000     71,358      117,540
   General Electric Co.                 2,450     64,576       79,380
                                               ---------    ---------
                                                 135,934      196,920
Shoes & Leather - 4.2%
   Genesco Inc.                         6,500     98,762      153,595

Apparel - 3.5%
   VF Corp                              2,600    110,625      126,620

Manufacturing - 3.5%
   Lincoln Electric Holdings            3,700     70,781      126,133

Retail - General - 3.4%
   Dollar General                       6,300     95,632      123,228

Utilities - Natural Resources - 3.3%
   Chesapeake Utilities                 3,100     57,194       70,370
   NiSource Inc.                        2,500     46,325       51,550
                                               ---------    ---------
                                                 103,519      121,920
Retail - Specialty - 3.2%
   Christopher & Banks Corp.            6,700    110,081      118,657

Computers - Hardware - 3.2%
   Dell Corp                            3,250     79,273      116,415

Automotive - 3.1%
   Delphi Corporation                  10,600    118,618      113,208

Semiconductors - 3.1%
   Intel Corp                           4,100     96,931      113,160


Leisure & Recreational - 3.0%
   Hasbro Inc.                          1,400     16,142       26,600
   Mattel Inc.                          4,550     52,852       83,038
                                               ---------    ---------
                                                  68,994      109,638
Consumer Durables - 2.6%
   Maytag Corp.                         3,900    111,911       95,589

Tobacco Products - 2.5%
   Altria Group                         1,850     40,459       92,593

Computer - Networking - 2.5%
   Cisco Systems, Inc.                  3,800     55,371       90,060

Office Equipment - 2.4%
   Diebold, Inc.                        1,650     41,069       87,236

Real Estate & Related - 2.1%
   First American Financial             3,000     55,075       77,670

Medical Services - 2.1%
   Curative Health Services             8,700    111,442       75,342

Commercial Services, Inc. - 1.8%
   Paychex, Inc.                        2,000     64,090       67,760

Instruments - 1.7%
   Checkpoint Systems, Inc.             3,700     32,716       66,341

Furniture - 1.6%
   LA-Z-Boy Inc.                        3,300     75,402       59,332
                                               ------------  -----------
Total Investments in Securities                $ 2,956,801   $ 3,665,795
                                               ===========   ===========


        The accompanying notes are an integral part of these statements.


UNRESTRICTED SERIES (A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS FOR THE YEARS ENDED JUNE 30, 2004, 2003 AND 2002

                                    2004        2003       2002

INVESTMENT INCOME:
   Dividends                     $ 45,850    $ 29,972   $ 28,180

EXPENSES:
   Management fees                 35,915      23,194     20,086
   Legal and Professional           9,048       7,465      6,375
   Director's Fees                  1,200       1,000        850
   Amortization                         -           -        337
   Fidelity Bond                    1,400       1,106        863
   Taxes                              450         300        550
   Telephone                          226           -          -
   Registration Fees                1,024         511      1,080
   Bank Services Charges            2,055       1,533      1,422
   Dues and Subscriptions           2,162         752        750
                                 ----------------------------------
        Total expense              53,480      35,861     32,313
                                 ----------------------------------
Net investment income (loss)       (7,630)     (5,889)    (4,133)
                                 ----------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS:
Realized gain (loss) from
     securities transactions      102,654     (50,233)    (1,324)
Unrealized appreciation (depreciation)
     during the period            397,468     231,445   (191,148)
                                 ----------------------------------

Net gain (loss) on investments    500,122     181,212   (192,472)
                                 ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS    $ 492,492   $ 175,323  $(196,605)
                                 ==================================

        The accompanying notes are an integral part of these statements.




UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2004, 2003 AND 2002

                                           2004         2003         2002
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)        $   (7,630)  $   (5,889)  $   (4,133)
  Net realized gain (loss) from
          security transactions          102,654      (50,233)      (1,324)
  Net change in unrealized appreciation
          (depreciation) of investments  397,468      231,445     (191,148)
                                      -------------------------------------
Increase (decrease) in net assets resulting
          from operations                492,492      175,323     (196,605)

CAPITAL SHARE TRANSACTION:
  Sales                                1,026,695      443,128      796,385
  Redemptions                           (124,930)     (76,112)    (119,805)
                                      -------------------------------------
    Total capital share transactions     901,765      367,016      676,580
                                      -------------------------------------
    Increase in net assets             1,394,257      542,339      479,975

NET ASSETS:
  Beginning of period                  2,538,036    1,995,697    1,515,722
                                      -------------------------------------
  End of period                       $3,932,293   $2,538,036   $1,995,697

        The accompanying notes are an integral part of these statements.



















UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004



NOTE A - SCOPE OF BUSINESS

The Unrestricted Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek conservative long-term growth in capital. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. The Series made a distribution of its net investment income and net realized capital gains to its shareholders on June 29, 2004, in the form of stock dividends equal to 7,145.311 shares of stock.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ from those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2004, the Series purchased $1,807,912 of common stock. During the same period, the Series sold $748,577 of common stock.

For the year ended June 30, 2003, the Series purchased $613,488 of common stock. During the same period, the Series sold $155,491 of common stock.

For the year ended June 30, 2002, the Series purchased $681,874 of common stock. During the same period, the Series sold $439,466 of common stock.

At June 30, 2004, the gross unrealized appreciation for all securities totaled $784,259 and the gross unrealized depreciation for all securities totaled $75,265, or a net unrealized appreciation of $708,994. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $2,956,801.

At June 30, 2003, the gross unrealized appreciation for all securities totaled $401,497 and the gross unrealized depreciation for all securities totaled $89,971, or a net unrealized appreciation of $311,526. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $1,794,813.

At June 30, 2002, the gross unrealized appreciation for all securities totaled $302,040 and the gross unrealized depreciation for all securities totaled $222,175, or a net unrealized appreciation of $79,865. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $1,387,048.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a

Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2004, 2003 and 2002, the fund paid investment advisory fees of $35,915, $23,194 and $20,086, respectively.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:

                                        Shares             Amount

Balance at June 30, 2001             115,143.033        $ 1,284,424
                                     -----------        -----------
Shares sold during 2002               62,800.889            796,385
Shares redeemed during 2002          (10,370.596)          (119,805)
                                     -----------        -----------
Balance at June 30, 2002             167,573.326          1,961,004
                                     -----------        -----------
Shares sold during 2003               38,498.370            443,127
Shares redeemed during 2003           (6,113.927)           (76,112)
                                     -----------        -----------
Balance at June 30, 2003             199,957.769        $ 2,328,019
                                     -----------        -----------
Shares sold during 2004               72,954.003          1,026,695
Shares Redeemed During 2004           (8,718.448)          (124,930)
Reinvestment of Distributions,
June 29, 2004                          7,145.311            103,035
                                     -----------        -----------
Balance at June 30, 2004             271,338.635        $ 3,332,819
                                     ===========        ===========


UNRESTRICTED SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2004, 2003 AND 2002

                                               2004       2003       2002
NET ASSET VALUE, beginning of period          $12.69     $11.91     $13.16
                                              ----------------------------
INCOME FROM INVESTMENT OPERATIONS
        Net investment income (loss)           (0.03)     (0.06)     (0.06)

        Net gain (loss) on securities both
                realized and unrealized         1.44       0.84      (1.19)
                                              ----------------------------
Total from investment operations                1.41       0.78      (1.25)
                                              ----------------------------
 DISTRIBUTIONS
        Dividends                               0.39       0.00       0.00
                                              ----------------------------
NET ASSET VALUE, end of period                 14.49     $12.69     $11.91
                                              ============================

NET ASSETS, end of period                 $3,932,293 $2,538,036 $1,995,697


                                               Actual     Actual      Actual
RATIO OF EXPENSES TO AVERAGE NET ASSETS          1.6 %     1.7 %       1.8 %

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS                            (0.2)%    (0.3)%      (0.3)%




PORTFOLIO TURNOVER RATE                         22.6 %     7.5 %      25.1 %

        The accompanying notes are an integral part of these statements.


WESTERN NEW YORK SERIES
(A Series Within Bullfinch Fund, Inc.)

FINANCIAL STATEMENTS AS OF
JUNE 30, 2004
TOGETHER WITH
INDEPENDENT AUDITORS' REPORT

ROTENBERG & CO.
Certified Public Accountants
1870 Winton South Road
Suite 200
Rochester, NY 14618
Tel 585-295-2400
Fax 585-295-2150

INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Bullfinch Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of the Western New York Series (a series within the Bullfinch Fund, Inc.), including the schedules of investments in securities, as of June 30, 2004, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with The Public Company Accounting Oversight Board Standards (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2004, and the results of its operations, the change in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles in the United States of America.

The financial statements and financial highlights of the Western New York Series (a series within the Bullfinch Fund, Inc.) as of June 30, 2003 and 2002 were audited by other auditors whose reports dated August 13, 2003 and August 15, 2002, respectively, expressed an unqualified opinion on those statements.



/s/ Rotenberg & Company, LLP
Rotenberg & Company, LLP
Rochester, New York
July 21, 2004

WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS

Investments in securities, at fair value,
        identified cost of $306,734                  $ 409,804


Cash                                                    88,797

Accrued interest and dividends                             548

Prepaid expenses                                           635

Due from investment advisor                              1,267
                                                     ---------
Total assets                                         $ 501,051
                                                     =========

LIABILITIES AND NET ASSETS

LIABILITIES

Accounts payable                                     $   2,846

Unsettled Trades                                         7,623
                                                     ---------

NET ASSETS

Net assets (equivalent to $12.22 per shares based
      on 40,155.482 shares of stock outstanding)     $ 490,582
                                                     ---------
Total Liabilities and Net Assets                     $ 501,051
                                                     =========
COMPOSITION OF NET ASSETS

Shares of common Stock - Par Value $.01;
10,000,000 Shares Authorized,
40,155.482 Shares Outstanding                        $ 398,820

Accumulated net investment loss                        (11,308)

Net unrealized appreciation on investments             103,070
                                                     ---------
Net assets at June 30, 2004                          $ 490,582
                                                     =========


        The accompanying notes are an integral part of these statements.













WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2004

                                                   Historical
Common Stocks - 100%                     Shares       Cost        Value

Electrical Equipment - 18.8%
   Corning, Inc.                          2,500    $ 15,652    $ 32,650
   General Electric                         350       9,305      11,340
   Ultralife Batteries, Inc.              1,700       6,766      32,912
                                                   --------    --------
                                                     31,723      76,902
Commercial Services - 8.0%
   Harris Interactive, Inc.               2,600       8,918      17,472
   Paychex, Inc.                            450      11,885      15,246
                                                   --------    --------
                                                     20,803      32,718
Railroads - 5.2%
   Genesee & Wyoming Class A                900       3,783      21,330

Aerospace - 4.7%
   Moog, Inc. Class A                       225       2,930       8,350
   Northrop Grunmman                        200       2,536      10,740
                                                   --------    --------
                                                      5,466      19,090
Leisure & Recreational - 4.5%
   Mattel, Inc.                           1,000      14,245      18,250

Computers - Software - 4.3%
   Oracle                                 1,300      16,642      15,509
   Veramark Tech, Inc.                    1,500       9,782       1,935
                                                   --------    --------
                                                     26,424      17,444
Real Estate & Related - 4.2%
   Home Properties of New York, Inc.        200       5,624       7,796
   Sovran Self Storage                      250       6,892       9,545
                                                   --------    --------
                                                     12,516      17,341
Steel - 4.0%
   Gibraltar Steel Corp                     500       8,975      16,410

Retail - Specialty - 3.9%
   Christopher & Banks                      900      15,565      15,939

Automotive - 3.6%
   Delphi Corporation                     1,400      15,726      14,952

Food & Beverages - 3.6%
   Constellation Brands                     400       5,017      14,852

Airlines - 3.5%
   Southwest Airlines Co.                   850      15,105      14,255

Retail - General - 3.1%
   Dollar General                           650       9,065      12,714

Computers - Hardware - 3.1%
   Dell Corporation                         350      10,735      12,537

Utilities - Natural Resources - 3.1%
   National Fuel Gas                        500      11,250      12,500

Computers - Networking - 2.8%
   Performance Technologies, Inc.         1,200      12,851      11,292

Metal Fabrication & Hardware - 2.7%
   Graham Corp.                           1,000       8,828      11,250


Photographic Equipment and Suppliers - 2.6%
   Eastman Kodak                            400      11,746      10,792

Tobacco Products - 2.4%
   Altria Group                             200       4,892      10,010

Medical Products & Supplies - 2.4%
   Wilson Greatbatch Technologies           350      12,782       9,783

Computers - Distributors - 2.1%
   Ingram Micro                             600      10,909       8,682

Electronic Components - 1.8%
   Astronics Corp                         1,431       7,065       7,569

Chemical - 1.7%
   CPAC, Inc.                             1,200       7,236       7,080

Office Equipment - 1.6%
   Xerox Corp                               450      12,058       6,525

Packaging and Containers - 1.5%
   Mod Pac Corporation                      715       3,461       6,377

Industrial Services - 0.3%
   American Locker Group, Inc.              100         636       1,205

Computers - Services - 0.2%
   Computer Task Group, Inc.                200       3,927         790

Machinery - 0.2%
   Columbus McKinnon Corp                   100       2,344         707

Industrial Materials - 0.1%
   Servotronics, Inc.                       100         937         425

Telecommunications - 0.0%
   Choice One Communications                400         664          83

Total Investments in Securities                   $ 306,734   $ 409,804
                                                  =========   =========


WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED JUNE 30, 2004, 2003, AND 2002

                                              2004       2003        2002
INVESTMENT INCOME:
        Dividends                         $  4,786   $  4,590    $  4,698

EXPENSES:
        Management fees                      5,591      3,716       4,020
        Reimbursement of Management Fees    (1,767)    (1,000)     (1,741)
        Legal and Professional               1,049      1,275       1,290
        Director's Fees                      1,200      1,000         850
        Amortization                             -         17         666
        Fidelity Bond                          155        190         216
        Taxes                                  250        300         350
        Telephone                              226          -           -
        Registration Fees                      270        200         200

        Bank Services Charges                  705       (964)        405
        Dues and Subscriptions               1,362        250         250
                                          --------   --------    --------
        Total expense                        9,041      4,984       6,506
                                          --------   --------    --------
Net investment income (loss)                (4,255)      (394)     (1,808)
                                          --------   --------    --------

REALIZED AND UNREALIZED GAIN (LOSS)

     ON INVESTMENTS:
Realized gain (loss) from
        securities transactions               (136)    (5,051)     (1,242)
Unrealized appreciation (depreciation)
        during the period                   95,527     28,678     (32,377)
                                          --------   --------    --------
Net gain (loss) on investments              95,391     23,627     (33,619)
                                          --------   --------    --------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS             $  91,136  $  23,233   $ (35,427)
                                         =========  =========   =========

        The accompanying notes are an integral part of these statements.




WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2004, 2003, AND 2002

                                               2004        2003         2002
DECREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)            $ (4,255)    $  (394)    $ (1,808)
   Net realized gain (loss) from
           security transactions               (136)     (5,051)      (1,242)
   Net change in unrealized appreciation
           (depreciation) of investments     95,527      28,678      (32,377)
                                           --------   ---------    ---------
Increase (decrease) in net assets resulting
        from operations                      91,136      23,233      (35,427)

CAPITAL SHARE TRANSACTIONS:
   Sales                                     41,948       2,000       81,125
   Redemptions                               (9,822)          -       (2,503)
                                           --------   ---------    ---------
       Total capital share transactions      32,126       2,000       78,622
                                           --------   ---------    ---------
       Increase in net assets               123,262      25,233       43,195

NET ASSETS:
   Beginning of period                      367,320     342,087      298,892
                                          ---------   ---------    ---------
   End of period                          $ 490,582   $ 367,320    $ 342,087
                                          =========   =========    =========

        The accompanying notes are an integral part of these statements.









WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004

NOTE A - SCOPE OF BUSINESS

The Western New York Series (the "Series") is a series within the Bullfinch Fund, Inc. (the "Fund"), which was organized as a Maryland corporation registered under the Investment Company Act of 1940 as an open-ended non-diversified management investment company.

The investment objective of the Series is to seek capital appreciation through the investment in common stock of companies with an important economic presence in the Greater Western New York Region. The Adviser seeks to achieve this objective by using an asset mix consisting primarily of exchange listed securities and over-the-counter common stocks as well as U.S. Government securities maturing within five years.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Cash - Cash consists of amounts deposited in money market accounts and is not federally insured. The Series has not experienced any losses on such amounts and believes it is not exposed to any significant credit risk on cash.

Security Valuation - The Series records its investments at fair value. Securities traded on national securities exchanges or the NASDAQ National Market System are valued daily at the closing prices of the securities on those exchanges and securities traded on over-the-counter markets are valued daily at the closing bid prices. Short-term and money market securities are valued at amortized cost, which approximates market value.


Income Taxes - It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

Organization Expenses - Organization expenses have been amortized over a 60-month period.

Distributions to Shareholders - Distributions paid to shareholders are recorded on the ex-dividend date. There were no distributions to shareholders during the fiscal years ended June 30, 2004, 2003 or 2002.

Other - The Series follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains and losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results can differ those estimates.

NOTE C - INVESTMENTS

For the year ended June 30, 2004, the Series purchased $50,274 of common stock. During the same period, the Series sold $70,284 of common stock.

For the year ended June 30, 2003, the Series purchased $34,755 of common stock. During the same period, the Series sold $24,170 of common stock.

For the year ended June 30, 2002, the Series purchased $134,659 of common stock. During the same period, the Series sold $90,260 of common stock.

At June 30, 2004, the gross unrealized appreciation for all securities totaled $132,970 and the gross unrealized depreciation for all securities totaled $29,900, or a net unrealized appreciation of $103,070. The aggregate cost of securities for federal income tax purposes at June 30, 2004 was $306,734.

At June 30, 2003, the gross unrealized appreciation for all securities totaled $82,696 and the gross unrealized depreciation for all securities totaled $75,154, or a net unrealized appreciation of $7,542. The aggregate cost of securities for federal income tax purposes at June 30, 2003 was $326,856.

At June 30, 2002, the gross unrealized appreciation for all securities totaled $71,689 and the gross unrealized depreciation for all securities totaled $92,825, or a net unrealized depreciation of $21,136. The aggregate cost of securities for federal income tax purposes at June 30, 2002 was $321,346.

NOTE D - INVESTMENT ADVISORY AGREEMENT

Carosa, Stanton & DePaolo Asset Management, LLC serves as investment advisor to the Fund pursuant to an investment advisory agreement which was approved by the Fund's board of directors. Carosa, Stanton & DePaolo Asset Management, LLC is a Registered Investment Adviser under the Investment Advisers Act of 1940. The Investment advisory agreement provides that Carosa, Stanton & DePaolo Asset Management, LLC, subject to the supervision and approval of the Fund's board of directors, is responsible for the day-to-day management of the Fund's portfolio, which includes selecting investments and handling its business affairs.

As compensation for its services to the Fund, the investment advisor receives monthly compensation at an annual rate of 1.25% on the first $1 million of daily average net assets and 1% on that portion of the daily average net assets in excess of $1 million. These fees will be reduced by any sub-transfer agent fees incurred by the Fund.

Carosa, Stanton & DePaolo Asset Management, LLC has agreed to forego sufficient investment advisory fees to limit total expenses of the Fund to 2% of the first $10 million in average assets and 1.5% of the next $20 million in average assets.

During the fiscal years ended June 30, 2004, 2003 and 2002, the fund paid investment advisory fees of $3,824, $2,716 and $2,279, respectively.

NOTE E - CAPITAL SHARE TRANSACTIONS

The Fund has authorized 10,000,000 shares of common stock at $0.01 par value per share. Each share has equal dividend, distribution and liquidation rights. Transactions in capital stock of the Series were as follows:


                                           Shares        Amount

Balance at June 30, 2001                 29,538.211     $ 286,072
                                         ----------     ---------
Shares sold during 2002                   7,943.301        81,125


Shares redeemed during 2002                (242.034)       (2,503)

                                         ----------     ---------
Balance at June 30, 2002                 37,239.478       364,694
                                         ----------     ---------
Shares sold during 2003                     242.130         2,000
Shares redeemed during 2003                       -             -
                                         ----------     ---------
Balance at June 30, 2003                 37,481.608     $ 366,694
                                         ----------     ---------
Shares sold during 2004                   3,460.239        41,948
Shares redeemed during 2004                (786.365)       (9,822)
                                         ----------     ---------
Balance at June 30, 2004                 40,155.482     $ 398,820
                                         ==========     =========




WESTERN NEW YORK SERIES
(A SERIES WITHIN BULLFINCH FUND, INC.)
FINANCIAL HIGHLIGHTS
(SUPPLEMENTAL DATA FOR A SHARE OUTSTANDING)
FOR THE YEARS ENDED JUNE 30, 2004, 2003, AND 2002


                                             2004         2003         2002

NET ASSET VALUE, beginning of period       $ 9.80       $ 9.19       $10.12

                                           ------       ------       ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
    Net investment income (loss)            (0.11)       (0.03)       (0.34)
    Net gain (loss) on securities both
                realized and unrealized      2.53         0.64        (0.59)
                                           ------       ------       ------
Total from investment operations             2.42         0.61        (0.93)

DISTRIBUTIONS
    Dividends                                   -            -            -
                                           ------       ------       ------
NET ASSET VALUE, end of period              12.22       $ 9.80       $ 9.19
                                           ======       ======       ======

NET ASSETS, end of period               $ 490,582    $ 367,320    $ 342,087
                                        =========    =========    =========

                                           Actual       Actual       Actual

RATIO OF EXPENSES TO AVERAGE NET ASSETS     2.0 %        1.6 %        2.0 %


RATIO OF NET INVESTMENT INCOME TO
AVERAGE NET ASSETS                         (1.0)%        0.0 %       (1.4)%

PORTFOLIO TURNOVER RATE                    11.3 %        7.7 %       28.0 %


        The accompanying notes are an integral part of these statements.

Item 2 - CODE OF ETHICS.

      (a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, its principal financial officer, principal accounting officer, controller, as well as any other officers and persons providing similar functions. This code of ethics is included as Exhibit 11(a)(1).

      (b) During the period covered by this report, no amendments were made to the provisions of the code of ethics


      (c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics were granted.


Item 3 - AUDIT COMMITTEE FINANCIAL EXPERT.

            The registrant's Board of Directors determined that the registrant does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. It was the consensus of the board that, although no one individual Audit Committee member meets the technical definition of an audit committee financial expert, the Committee has sufficient expertise collectively among its members to effectively discharge its duties and that the Committee will engage additional expertise if needed.


Item 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant. Since the accounting fees were approved by the Board of Directors in total, the principal accountant has provided an estimate of the split between audit and preparation of the tax filings.

                                   06/30/2004     06/30/2003

            Audit Fees              $8,000          $6,000

            Audit-Related Fees      $    0          $    0
            Tax Fees                $2,000          $1,000
            All Other Fees          $    0          $    0

            The Audit Committee of the registrant's Board of Directors recommends a principal accountant to perform audit services for the registrant. Each year, the registrant's Board of Directors vote to approve or disapprove the principal accountant recommended by the Audit Committee for the following year's accounting work.

Item 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable to open-end investment companies.

Item 6 - Reserved

Item 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

Item 8 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

Item 10(a) -The registrant's principal executive and principal financial officer has determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on the evaluation of these controls and procedures are effective as of a date within 90 days prior to the filing date of this report.

Item 10(b) -There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - EXHIBITS.

            (a)(1)  Code of Ethics - referred to in Item 2 is attached hereto.

            (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bullfinch Fund, Inc.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.


Date: August 25, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Christopher Carosa
    ----------------------------------------
    Christopher Carosa,
    President of Bullfinch Fund, Inc.

Date: August 25, 2004